Accounts Receivable, Net - Accounts Receivable, net (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable from third parties	$ 795	$ 882
Allowance for doubtful accounts	(3)	(3)
Accounts receivable	$ 792	$ 879